Research Collaboration Funding - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended
	Jun. 30, 2012	Mar. 31, 2013	Dec. 31, 2012
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Research and collaboration funding receivable			$ 500,000
Leukemia And Lymphoma Society
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Upfront payment, recorded as deferred revenue	2,000,000
Potential milestone payments upon the achievement of clinical milestones	3,000,000
Milestones under agreement recognized			1,000,000
Research and collaboration funding receivable			500,000
Phase 3 study | Leukemia And Lymphoma Society
Research and Development Arrangement, Contract to Perform for Others [Line Items]
Funding for project inventions	$ 5,000,000	$ 5,000,000	$ 5,000,000